Note 2 - Investment Securities - Summary of Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available for sale securities, unrealized loss position, less than 12 months, fair value	$ 4,612	$ 115,852
Available for sale securities, unrealized loss position, less than 12 months, unrealized losses	33	12,865
Available for sale securities, unrealized loss position, more than 12 months, fair value	170,195	85,470
Available for sale securities, unrealized loss position, more than 12 months, unrealized losses	35,744	28,274
Available for sale securities, unrealized loss position, more than 12 months, fair value	174,807	201,322
Available for sale securities, unrealized loss position, more than 12 months, unrealized loses	35,777	41,139
Held to maturity, less than 12 months fair value	0	32,941
Held to maturity, more than 12 months fair value	351,871	342,351
Held to maturity, more than 12 months, unrealized losses	32,414	29,184
Held to maturity, fair value	351,871	375,292
Held to maturity, unrealized losses	32,414	31,298
Held to maturity securities, unrealized loss position, less than 12 months, unrealized losses		2,114
Collateralized Mortgage-Backed Securities [Member]
Available for sale securities, unrealized loss position, less than 12 months, fair value	3,330	70,652
Available for sale securities, unrealized loss position, less than 12 months, unrealized losses	28	3,838
Available for sale securities, unrealized loss position, more than 12 months, fair value	78,553	26,320
Available for sale securities, unrealized loss position, more than 12 months, unrealized losses	9,855	6,245
Available for sale securities, unrealized loss position, more than 12 months, fair value	81,883	96,972
Available for sale securities, unrealized loss position, more than 12 months, unrealized loses	9,883	10,083
Held to maturity, less than 12 months fair value	0	17,882
Held to maturity, more than 12 months fair value	261,791	267,212
Held to maturity, more than 12 months, unrealized losses	29,011	23,321
Held to maturity, fair value	261,791	285,094
Held to maturity, unrealized losses	29,011	24,654
Held to maturity securities, unrealized loss position, less than 12 months, unrealized losses		1,333
US Government Agencies Debt Securities [Member]
Held to maturity, less than 12 months fair value	0	0
Held to maturity, more than 12 months fair value	3,690	3,635
Held to maturity, more than 12 months, unrealized losses	375	367
Held to maturity, fair value	3,690	3,635
Held to maturity, unrealized losses	375	367
Held to maturity securities, unrealized loss position, less than 12 months, unrealized losses		0
US States and Political Subdivisions Debt Securities [Member]
Available for sale securities, unrealized loss position, less than 12 months, fair value	1,282	45,200
Available for sale securities, unrealized loss position, less than 12 months, unrealized losses	5	9,027
Available for sale securities, unrealized loss position, more than 12 months, fair value	91,197	58,713
Available for sale securities, unrealized loss position, more than 12 months, unrealized losses	25,834	21,966
Available for sale securities, unrealized loss position, more than 12 months, fair value	92,479	103,913
Available for sale securities, unrealized loss position, more than 12 months, unrealized loses	25,839	30,993
Held to maturity, less than 12 months fair value	0	15,059
Held to maturity, more than 12 months fair value	86,390	71,504
Held to maturity, more than 12 months, unrealized losses	3,028	5,496
Held to maturity, fair value	86,390	86,563
Held to maturity, unrealized losses	3,028	6,277
Held to maturity securities, unrealized loss position, less than 12 months, unrealized losses		781
Other Debt Obligations [Member]
Available for sale securities, unrealized loss position, less than 12 months, fair value	0	0
Available for sale securities, unrealized loss position, less than 12 months, unrealized losses	0	0
Available for sale securities, unrealized loss position, more than 12 months, fair value	445	437
Available for sale securities, unrealized loss position, more than 12 months, unrealized losses	55	63
Available for sale securities, unrealized loss position, more than 12 months, fair value	445	437
Available for sale securities, unrealized loss position, more than 12 months, unrealized loses	$ 55	$ 63